Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 3,204	$ 7,275	$ 8,507	$ 12,842	$ 23,270	$ 19,751
General and administrative	2,164	2,490	5,043	5,300	9,751	8,719
Total operating expenses	5,368	9,765	13,550	18,142	33,021	28,470
Loss from operations	(5,368)	(9,765)	(13,550)	(18,142)	(33,021)	(28,470)
Other income (expense):
Interest income	44	325	285	686	1,254	999
Interest expense	(35)		(511)		(542)
Loss on extinguishment of convertible term loan	(1,207)		(1,207)
Change in fair value of warrant liabilities	22	4,885	261	7,706	8,212	4,617
Net loss	(6,544)	(4,555)	(14,722)	(9,750)	(24,097)	(22,854)
Unrealized gain/(loss) on marketable securities	157	(97)	234	(213)	(230)	18
Comprehensive loss	$ (6,387)	$ (4,652)	$ (14,488)	$ (9,963)	$ (24,327)	$ (22,836)
Net loss per common share:
Basic					$ (1.46)	$ (1.59)
Diluted					$ (1.46)	$ (1.88)
Weighted-average number of shares outstanding:
Basic					16,454,083	14,372,174
Diluted					16,454,083	14,618,976
Net loss per common share - basic and diluted	$ (0.38)	$ (0.28)	$ (0.88)	$ (0.59)	$ (1.46)
Weighted-average number of shares outstanding - basic and diluted	17,052,088	16,443,379	16,787,919	16,440,192	16,454,083